Share-Based Compensation (Summary of Weighted Average Assumptions in Stock Options) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current Year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option	$ 53.29
Expected annual dividend yield	4.15%
Expected volatility	33.00%
Risk-free interest rate	4.34%
Average expected life of options (years)	8.5
Prior Year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option		$ 53.45
Expected annual dividend yield		4.06%
Expected volatility		33.00%
Risk-free interest rate		4.23%
Average expected life of options (years)		8.5